As filed with the Securities and Exchange Commission on December 7, 2021

1933 Act File No. 002-68918

1940 Act File No. 811-3090

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO.

☒ POST-EFFECTIVE AMENDMENT NO. 70

AND

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 71

MFS® SERIES TRUST VII

(Exact Name of Registrant as Specified in Charter)

111 Huntington Avenue, Boston, Massachusetts 02199-7632

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  617-954-5000

Christopher R. Bohane, Massachusetts Financial Services Company,

111 Huntington Avenue, Boston, MA  02199-7632

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of the registration statement.

The sole purpose of this Post-Effective Amendment No. 70, filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, is to delay the effectiveness of the Registration Statement No. 68 on Form N-1A (File No. 002-68918) (the “Registration Statement”) until December 29, 2021.

Parts A, B, and C are incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on September 29, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 70 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on December 7, 2021.

MFS® SERIES TRUST XIII

By:	DAVID L. DILORENZO*
Name: David L. DiLorenzo
Title: President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 70 to the Registration Statement has been signed below by the following persons in the capacities indicated on December 7, 2021.

SIGNATURE	TITLE

DAVID L. DILORENZO*	President (Principal Executive Officer)
David L. DiLorenzo

JAMES O. YOST*	Principal Financial and Accounting Officer
James O. Yost

STEVEN E. BULLER*	Trustee
Steven E. Buller

JOHN A. CAROSELLI*	Trustee
John A. Caroselli

MAUREEN R. GOLDFARB*	Trustee
Maureen R. Goldfarb

PETER D. JONES*	Trustee
Peter D. Jones

JOHN P. KAVANAUGH*	Trustee
John P. Kavanaugh

JAMES W. KILMAN, JR.*	Trustee
James W. Kilman, Jr.

ROBERT J. MANNING*	Trustee
Robert J. Manning

CLARENCE OTIS, JR.*	Trustee
Clarence Otis, Jr.

MICHAEL W. ROBERGE*	Trustee
Michael W. Roberge

MARYANNE L. ROEPKE*	Trustee
Maryanne L. Roepke

LAURIE J. THOMSEN*	Trustee
Laurie J. Thomsen

	*By:	CHRISTOPHER R. BOHANE
	Name:	Christopher R. Bohane
as Attorney-in-fact

Executed by Christopher R. Bohane on behalf of those indicated pursuant to a Power of Attorney, dated January 1, 2021 (Trustees) and a Power of Attorney, dated January 1, 2020 (DiLorenzo) (Yost); filed herewith.